Consolidated Statements of Operations and Comprehensive Income (Loss) (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Earnings (Loss) Per share – Basic and Diluted (in Dollars per share)	$ (0.39)	$ (0.26)	$ 0.18
Weighted Average Shares Outstanding – Basic and diluted (in Shares)	29,555,551	24,562,248	20,222,976